Operating Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Operating Segments [Abstract]
Operating Segments
Note 7. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended March 31,
	2013	2012
Grant Revenue
Vaccines/BioDefense	$829,849	$597,605
BioTherapeutics	70,505	49,813
Total	$900,354	$647,418

Loss from Operations
Vaccines/BioDefense	$(30,995)	$(128,366)
BioTherapeutics	(457,625)	(726,042)
Corporate	(599,277)	(586,582)
Total	$(1,087,897)	$(1,440,990)

Amortization and Depreciation Expense
Vaccines/BioDefense	$27,667	$27,997
BioTherapeutics	28,395	28,840
Corporate	436	507
Total	$56,498	$57,344

Interest Income
Corporate	$483	$2,235

Stock-Based Compensation
Vaccines/BioDefense	$11,121	$2,130
BioTherapeutics	21,036	56,240
Corporate	47,335	59,064
Total	$79,492	$117,614

	As of March 31, 2013	As of December 31, 2012

Identifiable Assets
Vaccines/BioDefense	$936,695	$628,494
BioTherapeutics	519,391	566,111
Corporate	2,795,789	3,510,499
Total	$4,251,875	$4,705,104

Note 9. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Year Ended December 31,
	2012	2011
Revenues
Vaccines/BioDefense	$2,919,677	$2,010,234
BioTherapeutics 1	224,943	5,652,588
Total	$3,144,620	$7,662,822

Loss from Operations
Vaccines/BioDefense	$(33,636)	$(154,395)
BioTherapeutics	(2,203,721)	(1,278,156)
Corporate	(2,453,311)	(1,527,644)
Total	$(4,690,668)	$(2,960,195)

Amortization and Depreciation Expense
Vaccines/BioDefense	$38,589	$42,640
BioTherapeutics	190,003	181,213
Corporate	2,038	2,174
Total	$230,630	$226,027

Interest Income
Corporate	$6,202	$7,444

Stock-Based Compensation
Vaccines/BioDefense	$44,484	$78,622
BioTherapeutics	84,020	426,666
Corporate	333,666	210,517
Total	$462,170	$715,805

	As of December 31,
	2012	2011
Identifiable Assets
Vaccines/BioDefense	$628,494	$689,266
BioTherapeutics	566,111	753,767
Corporate	3,510,499	6,780,625
Total	$4,705,104	$8,223,658

1	BioTherapeutics revenues for 2011 includes the receipt of a $5 million licensing fee from Sigma-Tau in July 2011.